EQUITY - Share options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Share options outstanding and exercisable
Number of options outstanding	6,215	7,297	7,710
Number of options exercisable	3,171	3,169
Options Exercisable, Exercise Price | $ / shares	$ 0.9	$ 0.87
Stock options outstanding, one
Share options outstanding and exercisable
Number of options outstanding	768
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 21 days
Number of options exercisable	768
Options Exercisable, Exercise Price | $ / shares	$ 0.0001
Stock options outstanding, two
Share options outstanding and exercisable
Number of options outstanding	563
Options Outstanding, Weighted Average Remaining Contractual Life	2 months 1 day
Number of options exercisable	563
Options Exercisable, Exercise Price | $ / shares	$ 0.536
Stock options outstanding, three
Share options outstanding and exercisable
Number of options outstanding	260
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 15 days
Number of options exercisable	260
Options Exercisable, Exercise Price | $ / shares	$ 0.55
Stock options outstanding, four
Share options outstanding and exercisable
Number of options outstanding	1,162
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 3 months 3 days
Number of options exercisable	1,095
Options Exercisable, Exercise Price | $ / shares	$ 1.102
Stock options outstanding, five
Share options outstanding and exercisable
Number of options outstanding	3,462
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month 6 days
Number of options exercisable	485
Options Exercisable, Exercise Price | $ / shares	$ 2.5